INCOME TAX (Details Narrative)		12 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020	Dec. 31, 2022 HKD ($)
Effective income tax rate	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%
Effective enacted income tax rate	8.25%
Assessable profits	$ 2,000,000
Tax loss carryforwards		$ 555,588					$ 4,334,421
Tax recoverable		(75,349)	$ 587,834	$ (75,349)	$ 587,834
Tax recoverable		$ 75,349	$ (587,834)	$ 75,349	(587,834)
Tax payables					$ 242,393		$ 242,393
Giraffe Financial Holdings Limited And Giraffe Capital Limited [Member]
Effective income tax rate		16.50%	16.50%
Effective enacted income tax rate		8.25%	8.25%
Assessable profits			$ 2,000,000